Financial Instruments - Fair Values and Risk Management - Summary of Information about Credit Risk Exposure on Trade Receivables Using a Provision Matrix (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Total gross carrying amount	€ 33,934	€ 29,187
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	41,815	37,886
Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	10,007	5,632
Trade receivables subject to specific valuation	31,808	32,524
Total gross carrying amount	41,815	37,886
Expected credit loss	310	95
Less than Thirty days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	3,877	8,570
Less than Thirty days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 9,480	€ 4,936
Default rate	0.56%	0.13%
Expected credit loss	€ 53	€ 6
Thirty to sixty days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	1,105	1,298
Thirty to sixty days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 264	€ 387
Default rate	5.79%	1.42%
Expected credit loss	€ 15	€ 5
Sixty One Days To Ninety Days [member]
Disclosure of credit risk exposure [line items]
Total gross carrying amount	347	€ 2,531
Sixty One Days To Ninety Days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 24
Default rate	13.08%	3.83%
Expected credit loss	€ 3
Past Due Greater Than Ninety Days [member] | Credit risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Trade receivables subject to collective valuation	€ 239	€ 309
Default rate	100.00%	27.07%
Expected credit loss	€ 239	€ 84